Variable Interest Entities	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entities	Variable Interest Entities
We hold ownership interests in and consolidate the following variable interest entities (“VIEs”):

Name of subsidiary	% Ownership held by the Company
Lottoitalia S.r.l. (“Lottoitalia”)	61.50%
Lotterie Nazionali S.r.l. (“LN”)	64.00%
Northstar New Jersey Lottery Group, LLC (“Northstar NJ”) (1)	76.64%
Rhode Island VLT Company LLC (“RI VLT”)	60.00%
(1) Northstar New Jersey Holding Company LLC, of which we are a 71.12% shareholder, holds the 76.64% ownership in Northstar NJ.

Lottoitalia holds a license to operate the Lotto game in Italy through November 2025. LN holds a license to operate the Scratch & Win instant lottery game in Italy through September 2028. Northstar NJ manages a wide range of the lottery’s day-to-day operations in the State of New Jersey, as well as provides marketing and sales services under a license valid through June 2029. RI VLT manages VLT operations and holds the exclusive technology provider license in the State of Rhode Island through June 2043.

We are the principal operating partner fulfilling the requirements under the licenses held by the VIEs. As such, we have the power to direct the activities that significantly affect the VIEs’ economic performance, along with the right to receive benefits or the obligation to absorb losses that could potentially be significant to the VIEs. As a result, we concluded we are the primary beneficiary of the VIEs and they have been consolidated. Accordingly, the balance sheet and operating activity of the VIEs are included in our Consolidated Financial Statements and we adjust the net income in our Consolidated Statements of Operations to exclude the non-controlling interests’ proportionate share of results. We present the proportionate share of non-controlling interests as equity in the Consolidated Balance Sheets.

The carrying amounts and classification of these VIEs’ assets and liabilities in our Consolidated Balance Sheets at December 31, 2023 and 2022 are as follows:

	December 31,
($ in millions)	2023	2022
Current assets	1,220	941
Non-current assets	800	936
Total assets	2,020	1,877

Total liabilities	732	521
The balances presented above are net of intercompany balances and transactions that are eliminated in our Consolidated Financial Statements.
Additionally, IGT holds a 50.00% ownership interest in a consortium, Mineria da Sorte Loteria SPE LTDA (“Brazil Lottery”), formed in June 2023 which holds an exclusive 20-year license to operate instants and passive lottery in the State of Minas Gerais, Brazil. We determined that the consortium is a VIE, but we are not the primary beneficiary of the VIE. Therefore, as of December 31, 2023 the joint venture was unconsolidated and accounted for under the equity method.